UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07390

Boulder Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

1680 38th Street, Suite 800 Boulder,		CO 80301
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2006

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments. – The schedule of investments for the period ended February 28, 2006 is filed herewith.

Portfolio of Investments as of February 28, 2006
(Unaudited)	Boulder Total Return Fund, Inc.

Shares		Description	Value (Note 1)
LONG TERM INVESTMENTS—89.0%
DOMESTIC COMMON STOCKS—80.7%
Beverages—4.1%
	323,000	Anheuser-Busch Companies, Inc.	$13,417,420

Construction Machinery—1.3%
	60,000	Caterpillar, Inc.	4,384,800

Diversified—26.2%
	690	Berkshire Hathaway Inc., Class A †	59,892,000
	9,200	Berkshire Hathaway Inc., Class B †	26,569,600
			86,461,600

Financial Services—4.7%
	293,360	Citigroup, Inc.	13,603,103
	177,000	Doral Financial Corp.	1,975,320
			15,578,423

Health Care Products & Services—0.9%
	52,000	Johnson & Johnson	2,997,800

Insurance—3.9%
	60,000	Fidelity National Financial, Inc.	2,265,600
	10,500	Fidelity National Title Group Inc., Class A	248,850
	120,000	First American Corporation	5,059,200
	169,250	Marsh & McLennan Companies, Inc.	5,231,518
			12,805,168

Manufacturing—3.2%
	150,500	Eaton Corporation	10,485,335

Mortgages & REITS—0.1%
	6,500	Redwood Trust, Inc.	269,490

Pharmaceuticals—3.3%
	63,000	Bristol-Meyers Squibb Company	1,455,300
	90,000	Forest Laboratories, Inc. †	4,131,000
	200,000	Pfizer, Inc.	5,238,000
			10,824,300

REITS—9.3%
	400,000	First Industrial Realty Trust, Inc.	15,432,000
	100,000	Hospitality Properties Trust	4,450,000
	1,000,000	HRPT Properties Trust	10,720,000
			30,602,000

Retail—13.6%
	370,000	Wal-Mart Stores, Inc.	16,783,200
	590,000	Yum! Brands, Inc.	28,143,000
			44,926,200

RICS—5.0%
	43,200	AIM Select Real Estate Income Fund	698,112
	9,000	Cohen & Steers REIT and Utility Income Fund, Inc.	172,800

43,800	DWS RREEF Real Estate Fund II	727,518
21,900	First Trust/Four Corners Senior Floating Rate Income Fund	387,192
71,100	First Trust/Four Corners Senior Floating Rate Income Fund II	1,272,690
432,700	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	9,216,510
96,300	Flaherty & Crumrine Claymore Total Return Fund, Inc.	1,992,447
55,500	Floating Rate Income Strategies Fund II, Inc.	985,680
10,700	Floating Rate Income Strategies Fund, Inc.	190,567
81,000	Nuveen Floating Rate Income Fund	1,040,850
		16,684,366

Savings & Loan Companies—5.1%
392,549	Washington Mutual, Inc.	16,761,842

	Total Domestic Common Stocks (cost $188,157,472)	266,198,744

FOREIGN COMMON STOCKS—6.8%
Hong Kong—1.2%
6,156,000	Midland Holdings, Ltd.	3,868,005

Netherlands—1.1%
95,117	Heineken NV	3,583,543

New Zealand—1.0%
4,150,136	Kiwi Income Property Trust, REIT	3,489,185

United Kingdom—3.5%
705,000	Lloyds TSB Group PLC	6,836,771
75,000	Diageo PLC, Sponsored ADR	4,627,500
		11,464,271

	Total Foreign Common Stocks (cost $18,444,052)	22,405,004

AUCTION MARKET PREFERRED SECURITIES—1.5%
200	Western Asset/Claymore US Treasury Inflation Protected Securities Fund, Series TH (cost $5,000,000)	5,000,000

	Total Long Term Investments (cost $211,601,524)	293,603,748
SHORT TERM INVESTMENTS—11.1%

Par
Value		Description	Value (Note 1)
BANK DEPOSIT—1.4%
	4,665,000	Investors Bank & Trust Money Market Deposit Account, 3.550% due 3/01/06 (cost $4,665,000)	4,665,000

FOREIGN GOVERNMENT BONDS AND TREASURY BILLS—2.2%
New Zealand—0.6%
3,076,000	New Zealand Government Bond, 8.000% due 11/15/06	2,053,623

United Kingdom—1.6%
2,878,000	UK Treasury Bill, 4.299% due 3/20/06	5,028,505

	Total FOREIGN GOVERNMENT BONDS AND TREASURY BILLS (cost $7,100,690)	7,082,128

U.S. TREASURY BILLS—7.5%
8,000,000	4.240% due 4/06/06	7,966,080
4,000,000	4.122% due 3/02/06	3,999,542
6,000,000	4.163% due 3/30/06	5,979,881
7,000,000	4.290% due 4/13/06	6,964,131

	Total U.S. Treasury Bills (cost $24,909,634)	24,909,634

	Total Short Term Investments (cost $36,675,324)	36,656,762

Total Investments — 100.1% (cost $248,276,848)		$330,260,510
	Other Assets and Liabilities — (0.1%)	(493,571)
	Total Net Assets Available to Common Stock and Preferred Stock — 100%	329,766,939
	Auction Market Preferred Stock (AMPs) Redemption Value	(77,500,000)

	Total Net Assets Available to Common Stock	$252,266,939

†		Non-income producing security.
ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust
RIC	-	Registered Investment Company

Boulder Total Return Fund, Inc.

February 28, 2006 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation:  The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price (“NOCP”) on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The books and records of the Fund are maintained in US dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses, transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of the foreign currency gains and losses related to the fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Dividend income is recorded at management’s estimate of the income included in distributions received from investments in real estate investment trusts (“REITs”) and registered investment companies (“RICs”). Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT or RIC only after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is atleast equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2. Unrealized Appreciation/ (Depreciation)

On February 28, 2006, the net unrealized appreciation on investments based on cost of $248,318,981 for federal income tax purposes was $81,941,529 consisting of $86,671,800 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $(4,730,271) aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER TOTAL RETURN FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/20/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/20/06

By	/s/ Carl D. Johns
Carl D. Johns, Chief Financial Officer, Vice President and Treasurer
(Principal Financial Officer)

Date	4/20/06